Geographic Operations and Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Operations and Concentrations
Geographic Operations and Concentrations

Note 15—Geographic Operations and Concentrations

We operate in one operating segment and provide services primarily in two regions: “Americas,” which includes the United States, Canada, the Philippines, India, China, Nicaragua, the Dominican Republic, El Salvador, and Honduras; and “EMEA,” which includes Europe, the Middle East, and Africa.

The following table presents geographic information regarding our operations:

	Three Months Ended March 31,
	2013	2012
Revenues
Americas
United States	$56,559	$48,971
Philippines	56,430	52,180
Canada	28,399	29,367
Others	31,822	28,180
Total Americas	173,210	158,698
EMEA	69,602	56,841
	$242,812	$215,539

	March 31, 2013	December 31, 2012
Total assets:
Americas	$521,097	$536,149
EMEA	136,205	67,879
	$657,302	$604,028

We derive significant revenues from two clients. At March 31, 2013, two of our largest clients by revenue are global technology companies. The percentage of revenue for clients exceeding 10% of revenue in the three months ended March 31, 2013 and 2012 is as follows:

	Three Months Ended March 31,
	2013	2012
Microsoft	14%	10%
Dell	8%	10%

Related accounts receivable from these two clients were 7% and 15%, respectively, of our total accounts receivable at March 31, 2013 and 4% and 13%, respectively, of our total accounts receivable at March 31, 2012.

Note 18—Geographic Operations and Concentrations

        We operate in one operating segment and provide services primarily in two regions: "Americas", which includes the United States, Canada, the Philippines, India, China, Nicaragua, the Dominican Republic, and El Salvador; and "EMEA", which includes Europe, the Middle East, and Africa.

        The following table presents geographic information regarding our operations:

	Year Ended December 31,
	2012	2011	2010
Revenue:
Americas
United States	$204,229	$193,385	$201,018
Philippines	207,589	188,021	161,789
Canada	109,920	126,827	121,022
Others	118,309	100,530	104,200

Total Americas	$640,047	$608,763	$588,029
EMEA	220,264	238,144	212,144

Total	$860,311	$846,907	$800,173

	December 31, 2012	December 31, 2011
Total assets:
Americas	$536,149	$545,568
EMEA	67,879	71,128

	$604,028	$616,696

        We derive significant revenues from three clients. At December 31, 2012, three of our largest clients by revenue are global technology companies. The percentage of revenue for clients exceeding 10% of revenue in the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31,
	2012	2011	2010
Microsoft	11%	10%	6%
Dell	9%	12%	16%
Hewlett Packard	8%	10%	12%

        Related accounts receivable from these three clients were 3%, 12% and 7%, respectively, of our total accounts receivable at December 31, 2012 and 6%, 14% and 9%, respectively, of our total accounts receivable at December 31, 2011.